Reserve for RSUs (Details Narrative) - Issued capital [member] - CAD ($)			1 Months Ended	12 Months Ended
	Jan. 30, 2024	Jan. 30, 2023	Jul. 17, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Issuance of Shares on Vesting of RSUs Shares		36,154	15,384
Fair Value of RSU's	$ 209,422
Issuance of Shares on Vesting of RSUs Shares	$ 105,244
Issuance of Shares on Vesting of RSUs Shares				86,638
Share-based payments on exercise					$ 97,911